Leases - Summary of detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 298,445	$ 41,601	¥ 342,141	$ 47,693
Addition	55,348	7,715	32,084	4,472
Depreciation	(50,461)	(7,034)	(46,071)	(6,422)
Disposal of subsidiary			(22,782)	3,176
Disposal			(5,564)	776
Termination	(1,353)	(188)	(1,382)	193
Translation difference	34	5	19	3
Ending balance	302,013	$ 42,099	298,445	$ 41,601
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	248,437		289,065
Addition	0		0
Depreciation	(11,371)		(12,282)
Disposal of subsidiary			(22,782)
Disposal			(5,564)
Termination	0		0
Translation difference	0		0
Ending balance	237,066		248,437
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	48,786		52,739
Addition	55,196		31,082
Depreciation	(38,963)		(33,671)
Disposal of subsidiary			0
Disposal			0
Termination	(1,353)		(1,382)
Translation difference	34		18
Ending balance	63,700		48,786
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	36		42
Addition	0		0
Depreciation	(7)		(7)
Disposal of subsidiary			0
Disposal			0
Termination	0		0
Translation difference	0		1
Ending balance	29		36
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,186		295
Addition	152		1,002
Depreciation	(120)		(111)
Disposal of subsidiary			0
Disposal			0
Termination	0		0
Translation difference	0		0
Ending balance	¥ 1,218		¥ 1,186